SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATE (Details)	Sep. 30, 2024	Sep. 30, 2023
Period End Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.0697	5.7369
Period Average Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	5.8419	5.8253